RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT - Impact of restatement on statements of operations (Details) - USD ($)		12 Months Ended
	Nov. 16, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Operations
Gain on forgiveness of deferred underwriting fee payable	$ 3,767,400	$ 162,571
Total other income (expenses)		10,584,279	$ 10,136,774
Income before provision for income taxes		7,258,674	8,200,831
Net income		$ 6,375,345	$ 8,200,831
Class A Common stock
Statement of Operations
Basic weighted average shares outstanding		27,600,000	24,499,726
Diluted weighted average shares outstanding		27,600,000	24,499,726
Basic net income per share		$ 0.18	$ 0.26
Diluted net income per share		$ 0.18	$ 0.26
Class B common stock
Statement of Operations
Basic weighted average shares outstanding		6,900,000	6,806,301
Diluted weighted average shares outstanding		6,900,000	6,806,301
Basic net income per share		$ 0.18	$ 0.26
Diluted net income per share		$ 0.18	$ 0.26
As Previously Reported
Statement of Operations
Gain on forgiveness of deferred underwriting fee payable		$ 3,767,400
Total other income (expenses)		14,189,108
Income before provision for income taxes		10,863,503
Net income		$ 9,980,174
As Previously Reported | Class A Common stock
Statement of Operations
Basic weighted average shares outstanding		27,600,000
Basic net income per share		$ 0.29
As Previously Reported | Class B common stock
Statement of Operations
Basic weighted average shares outstanding		6,900,000
Basic net income per share		$ 0.29
Restatement Adjustment
Statement of Operations
Gain on forgiveness of deferred underwriting fee payable		$ 3,604,829
Total other income (expenses)		(3,604,829)
Income before provision for income taxes		(3,604,829)
Net income		$ (3,604,829)
Restatement Adjustment | Class A Common stock
Statement of Operations
Basic net income per share		$ (0.11)
Restatement Adjustment | Class B common stock
Statement of Operations
Basic net income per share		$ (0.11)